Statements of Operations (USD $)	12 Months Ended		208 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Revenue	$ 41,419	$ 1,189	$ 42,608
Cost of revenue	19,833	9,200	29,033
Loss on firm purchase commitment	1,965,482	783,593	2,749,075
Cost of goods sold	1,985,315	792,793	2,778,108
Gross loss	(1,943,896)	(791,604)	(2,735,500)
Operating expenses:
Research and development	0	35,544	2,935,949
Depreciation and amortization	98,005	102,971	303,116
General and administrative expenses	3,800,405	4,046,080	31,099,209
Impairment of assets		878,276	4,570,007
Gain on disposal of assets			(794)
Total operating expenses	3,898,410	5,062,871	38,907,487
Operating loss	(5,842,306)	(5,854,475)	(41,642,987)
Other income (expense):
Interest income			17,286
Interest expense	(852,271)	(1,727,512)	(3,481,976)
Investment income			170,753
Gain (loss) on extinguishment of debt	(34,202)	13,202	(173,914)
Gain on change in fair value of derivative liabilities	304,994	131,397	259,018
Other income (expenses), net	(754)	273,077	305,138
Total other income (expense)	(582,233)	(1,309,836)	(2,903,695)
Net loss	(6,424,539)	(7,164,311)	(44,546,682)
Net loss attributable to the non-controlling interest			(183,422)
Net loss attributable to Revolutions Medical Corp.	$ (6,424,539)	$ (7,164,311)	$ (44,363,260)
Net loss per common share - basic and diluted (in Dollars per share)	$ (0.07)	$ (0.12)
Weighted average number of common shares outstanding - basic and diluted (in Shares)	91,264,327	61,779,765